UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04841

MFS MUNICIPAL INCOME TRUST

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: October 31

Date of reporting period: January 31, 2013

ITEM 1.	SCHEDULE OF INVESTMENTS.

QUARTERLY REPORT

January 31, 2013

MFS® MUNICIPAL INCOME TRUST

PORTFOLIO OF INVESTMENTS

1/31/13 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Municipal Bonds - 139.7%
Airport Revenue - 3.7%
Burlington, VT, Airport Rev., “A”, 4%, 2028	$235,000	$229,136
Chicago, IL, O’Hare International Airport Rev. (Third Lien Passenger Facility), “B”, AGM, 5.75%, 2022	3,000,000	3,137,910
Dallas Fort Worth, TX, International Airport Rev., “D”, 5%, 2038	1,560,000	1,707,732
Denver, CO, City & County Airport Systems Rev., “A”, 5%, 2027	270,000	308,807
Denver, CO, City & County Airport Systems Rev., “A”, 5%, 2028	260,000	294,809
Denver, CO, City & County Airport Systems Rev., “B”, 5%, 2032	525,000	604,254
Houston, TX, Airport System Rev., “B”, 5%, 2026	265,000	311,863
Houston, TX, Airport System Rev., Subordinate Lien, “A”, 5%, 2031	255,000	285,855
Massachusetts Port Authority Rev., “A”, 5%, 2037	65,000	73,366
Miami-Dade County, FL, Aviation Rev., “A”, 5%, 2031	285,000	318,767
Miami-Dade County, FL, Aviation Rev., “B”, AGM, 5%, 2035	1,365,000	1,536,526
Port Authority of NY & NJ, Special Obligation Rev. (JFK International Air Terminal LLC), 6%, 2036	485,000	569,856
Port Authority of NY & NJ, Special Obligation Rev. (JFK International Air Terminal LLC), 6%, 2042	550,000	646,228
San Jose, CA, Airport Rev., “A-2”, 5.25%, 2034	1,215,000	1,359,743

		$11,384,852
General Obligations - General Purpose - 3.9%
Allegheny County, PA, “C-70”, 5%, 2037	$435,000	$488,048
Bellwood, IL, General Obligation, 5.875%, 2027	300,000	297,774
Bellwood, IL, General Obligation, 6.15%, 2032	700,000	692,034
Chicago, IL, Metropolitan Water Reclamation District-Greater Chicago, “C”, 5%, 2030	1,260,000	1,493,705
Commonwealth of Puerto Rico, Public Improvement, “B”, 6.5%, 2037	495,000	537,501
Luzerne County, PA, AGM, 6.75%, 2023	860,000	1,008,402
Puerto Rico Public Buildings Authority Rev., Guaranteed (Government Facilities), “F”, 5.25%, 2024	2,500,000	2,615,725
State of California, 5.25%, 2028	660,000	798,739
State of California, 5.25%, 2030	1,560,000	1,857,305
State of California, 5.25%, 2035	1,285,000	1,512,663
State of California, 5%, 2041	455,000	513,172
State of Hawaii, “DZ”, 5%, 2031	335,000	399,464

		$12,214,532
General Obligations - Improvement - 0.1%
Guam Government, “A”, 7%, 2039	$170,000	$192,772
New Orleans, LA, 5%, 2030	85,000	95,366
New Orleans, LA, 5%, 2031	155,000	173,220

		$461,358
General Obligations - Schools - 0.6%
Beverly Hills, CA, Unified School District (Election of 2008), Capital Appreciation, 0%, 2031	$525,000	$263,660
Frisco, TX, Independent School District, School Building, “B”, 3%, 2042	355,000	336,288
Los Angeles, CA, Unified School District, “D”, 5%, 2034	180,000	203,972
Merced, CA, Union High School District, Capital Appreciation, “A”, ASSD GTY, 0.01%, 2030	145,000	66,017
Royse City, TX, Independent School District, School Building, Capital Appreciation, PSF, 0%, 2027	955,000	495,387
Royse City, TX, Independent School District, School Building, Capital Appreciation, PSF, 0%, 2029	965,000	448,291

		$1,813,615
Healthcare Revenue - Hospitals - 28.2%
Alexander City, AL, Special Care Facilities Financing Authority Medical Facilities Rev., “A” (Russell Hospital Corp.), 5.75%, 2036	$600,000	$619,434
Allegheny County, PA, Hospital Development Authority Rev. (West Penn Allegheny Health), “A”, 5%, 2028	115,000	97,649
Athens County, OH, Hospital Facilities Rev. (O’Bleness Memorial Hospital), “A”, 7.125%, 2033	1,500,000	1,514,265
Butler County, OH, Hospital Facilities Rev. (UC Health), 5.75%, 2040	260,000	292,404
California Health Facilities Financing Authority Rev. (St. Joseph Health System), “A”, 5.75%, 2039	650,000	739,239
California Health Facilities Financing Authority Rev. (Sutter Health), “B”, 5.875%, 2031	1,295,000	1,542,280

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Hospitals - continued
Chautauqua County, NY, Capital Resource Corp., Rev. (Women’s Christian Assn.), “A”, 8%, 2030	$1,060,000	$1,151,033
Citrus County, FL, Hospital Rev. (Citrus Memorial Hospital), 6.25%, 2023	700,000	702,786
Cullman County, AL, Health Care Authority (Cullman Regional Medical Center), “A”, 6.75%, 2029	865,000	940,644
Dauphin County, PA, General Authority Health System Rev. (Pinnacle Health System), “A”, 5%, 2042	670,000	724,384
DeKalb County, GA, Hospital Authority Rev. (DeKalb Medical Center, Inc.), 6.125%, 2040	1,150,000	1,355,103
Duluth, MN, Economic Development Authority Health Care Facilities Rev. (St. Luke’s Hospital Authority Obligated Group), 5.75%, 2027	365,000	396,036
Duluth, MN, Economic Development Authority Health Care Facilities Rev. (St. Luke’s Hospital Authority Obligated Group), 5.75%, 2032	795,000	853,218
Duluth, MN, Economic Development Authority Health Care Facilities Rev. (St. Luke’s Hospital Authority Obligated Group), 6%, 2039	910,000	987,223
Escambia County, FL, Health Facilities Authority (Baptist Hospital, Inc.), “A”, 6%, 2036	615,000	712,883
Fruita, CO, Rev. (Family Health West Project), 7%, 2018	210,000	242,143
Fruita, CO, Rev. (Family Health West Project), 8%, 2043	1,310,000	1,520,700
Gallia County, OH, Hospital Facilities Rev. (Holzer Health Systems), “A”, 8%, 2042	1,860,000	2,160,632
Glasgow, KY, Healthcare Rev. (TJ Samson Community Hospital), 6.375%, 2035	570,000	662,619
Harris County, TX, Cultural Education Facilities Finance Corp. Medical Facilities Rev. (Baylor College of Medicine), “A”, 5%, 2037	925,000	1,045,546
Harris County, TX, Cultural Education Facilities Finance Corp. Medical Facilities Rev. (Baylor College of Medicine), “D”, 5.625%, 2032	510,000	567,630
Harris County, TX, Health Facilities Development Corp., Hospital Rev. (Memorial Hermann Healthcare Systems), “B”, 7.25%, 2035	610,000	762,305
Illinois Finance Authority Rev. (Advocate Healthcare), 4%, 2047	495,000	494,975
Illinois Finance Authority Rev. (Ascension Healthcare), “A”, 5%, 2042	230,000	258,828
Illinois Finance Authority Rev. (Centegra Health System), 5%, 2038	410,000	445,727
Illinois Finance Authority Rev. (Kewanee Hospital), 5.1%, 2031	370,000	387,479
Illinois Finance Authority Rev. (Provena Health), “A”, 7.75%, 2034	945,000	1,194,575
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 6.875%, 2038	940,000	1,127,944
Indiana Health & Educational Facilities Finance Authority, Hospital Rev. (Clarian Health), “A”, 5%, 2039	1,000,000	1,062,240
Indiana Health & Educational Facilities Finance Authority, Hospital Rev. (Community Foundation of Northwest Indiana), 5.5%, 2037	1,860,000	2,039,955
Jefferson Parish, LA, Hospital Service District No. 2 (East Jefferson General Hospital), 6.25%, 2031	595,000	696,691
Jefferson Parish, LA, Hospital Service District No. 2 (East Jefferson General Hospital), 6.375%, 2041	375,000	440,663
Johnson City, TN, Health & Educational Facilities Board, Hospital Rev. (Mountain States Health Alliance), 6%, 2038	365,000	434,018
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.375%, 2040	1,095,000	1,317,909
Knox County, IN, Economic Development Rev. (Good Samaritan Hospital), “A”, 5%, 2037	85,000	93,442
Knox County, IN, Economic Development Rev. (Good Samaritan Hospital), “A”, 5%, 2042	170,000	184,957
Laramie County, WY, Hospital Rev. (Cheyenne Regional Medical Center Project), 5%, 2032	65,000	72,911
Laramie County, WY, Hospital Rev. (Cheyenne Regional Medical Center Project), 5%, 2037	210,000	230,160
Laramie County, WY, Hospital Rev. (Cheyenne Regional Medical Center Project), 5%, 2042	325,000	351,631
Louisiana Public Facilities Authority Hospital Rev. (Lake Charles Memorial Hospital), 6.375%, 2034	1,615,000	1,751,258
Lufkin, TX, Health Facilities Development Corp. Rev. (Memorial Health System), 5.5%, 2037	110,000	113,724
Macomb County, MI, Hospital Finance Authority Rev. (Mount Clemens General Hospital), 5.875%, 2013 (c)	435,000	454,140
Martin County, FL, Health Facilities Authority Rev. (Martin Memorial Medical Center), 5.5%, 2042	495,000	550,638
Miami Beach, FL, Health Facilities Authority Rev. (Mount Sinai Medical Center), 6.75%, 2014 (c)	110,000	122,465
Miami Beach, FL, Health Facilities Authority Rev. (Mount Sinai Medical Center), 6.75%, 2029	700,000	757,757
Michigan Hospital Finance Authority Rev. (Henry Ford Health System), 5.75%, 2039	2,000,000	2,269,320
Monroe County, MI, Hospital Finance Authority, Hospital Rev. (Mercy Memorial Hospital Corp.), 5.5%, 2035	1,020,000	1,093,001
Monroe County, PA, Hospital Authority Rev. (Pocono Medical Center), “A”, 5%, 2032	85,000	92,241
Monroe County, PA, Hospital Authority Rev. (Pocono Medical Center), “A”, 5%, 2041	60,000	64,178
Montgomery, AL, Medical Clinic Board Health Care Facility Rev. (Jackson Hospital & Clinic), 5.25%, 2031	225,000	231,998
Montgomery, AL, Medical Clinic Board Health Care Facility Rev. (Jackson Hospital & Clinic), 5.25%, 2036	1,135,000	1,163,716
Nassau County, NY, Local Economic Assistance Corp. Rev. (Winthrop-University Hospital Association Project), 5%, 2032	140,000	154,811
Nassau County, NY, Local Economic Assistance Corp. Rev. (Winthrop-University Hospital Association Project), 5%, 2037	260,000	280,205
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6%, 2027	1,110,000	1,296,380
New Mexico Hospital Equipment Loan Council, Hospital Rev. (Rehoboth McKinley Christian Hospital), “A”, 5%, 2017	100,000	100,079
New Mexico Hospital Equipment Loan Council, Hospital Rev. (Rehoboth McKinley Christian Hospital), “A”, 5.25%, 2026	440,000	404,734
Norfolk, VA, Economic Development Authority Health Care Facilities Rev. (Sentara Healthcare), “B”, 5%, 2043	350,000	395,150

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Hospitals - continued
Norman, OK, Regional Hospital Authority Rev., 5%, 2027	$300,000	$314,841
Norman, OK, Regional Hospital Authority Rev., 5.375%, 2029	175,000	182,872
Norman, OK, Regional Hospital Authority Rev., 5.375%, 2036	1,395,000	1,443,658
Ohio Higher Educational Facility Commission Rev. (University Hospital Health System), 6.75%, 2015 (c)	1,610,000	1,808,159
Olympia, WA, Healthcare Facilities Authority Rev. (Catholic Health Initiatives), “D”, 6.375%, 2036	1,500,000	1,787,265
Palomar Pomerado Health Care District, CA, COP, 6.75%, 2039	1,735,000	1,984,528
Royal Oak, MI, Hospital Finance Authority Rev. (William Beaumont Hospital), 8.25%, 2039	1,595,000	2,029,207
Rutherford County, TN, Health & Educational Facilities Board Rev. (Ascension Health), 5%, 2040 (u)	12,500,000	13,812,500
Salida, CO, Hospital District Rev., 5.25%, 2036	1,578,000	1,612,590
Salt Lake City, UT, Hospital Authority Rev. (Intermountain Health Care), ETM, FRN, AMBAC, 13.089%, 2020 (c)(p)	600,000	603,660
Skagit County, WA, Public Hospital District No. 001 Rev. (Skagit Valley Hospital), 6%, 2023	205,000	210,709
South Carolina Jobs & Economic Development Authority, Hospital Facilities Rev. (Palmetto Health Alliance), 6.25%, 2031	835,000	855,240
South Dakota Health & Educational Facilities Authority Rev. (Avera Health), “A”, 5%, 2042	175,000	189,852
South Dakota Health & Educational Facilities Authority Rev. (Prairie Lakes Health Care System), 5.625%, 2013 (c)	670,000	675,668
South Dakota Health & Educational Facilities Authority Rev. (Sanford), “E”, 5%, 2037	145,000	159,293
South Dakota Health & Educational Facilities Authority Rev. (Sanford), “E”, 5%, 2042	475,000	516,976
South Lake County, FL, Hospital District Rev. (South Lake Hospital), “A”, 6%, 2029	255,000	293,518
South Lake County, FL, Hospital District Rev. (South Lake Hospital), “A”, 6.25%, 2039	385,000	442,692
Southeastern Ohio Port Authority, Hospital Facilities Rev. (Memorial Health System), 5.75%, 2032	595,000	643,653
Southeastern Ohio Port Authority, Hospital Facilities Rev. (Memorial Health System), 6%, 2042	620,000	669,104
Sullivan County, TN, Health, Educational & Housing Facilities Board Hospital Rev. (Wellmont Health Systems Project), “C”, 5.25%, 2036	1,115,000	1,184,576
Sumner County, TN, Health, Educational & Housing Facilities Board Rev. (Sumner Regional Health Systems, Inc.), “A”, 5.5%, 2046 (a)(d)	735,000	1,845
Tallahassee, FL, Health Facilities Rev. (Tallahassee Memorial Healthcare, Inc.), 6.25%, 2020	3,085,000	3,092,188
Tyler, TX, Health Facilities Development Corp. (East Texas Medical Center), “A”, 5.25%, 2032	985,000	1,045,912
Tyler, TX, Health Facilities Development Corp. (East Texas Medical Center), “A”, 5.375%, 2037	810,000	848,686
Upland, CA, COP (San Antonio Community Hospital), 6.375%, 2032	1,750,000	2,090,778
Upper Illinois River Valley Development, Health Facilities Rev. (Morris Hospital), 6.625%, 2031	585,000	588,896
Washington Health Care Facilities Authority Rev. (Virginia Mason Medical Center), “A”, 6.25%, 2042	1,400,000	1,546,944
West Contra Costa, CA, Healthcare District, AMBAC, 5.5%, 2029	195,000	199,893
West Virginia Hospital Finance Authority, Hospital Rev. (Thomas Health System), 6.5%, 2038	905,000	944,377
Wisconsin Health & Educational Facilities Authority Rev. (Aurora Health Care, Inc.), 6.875%, 2030	1,000,000	1,009,300
Wisconsin Health & Educational Facilities Authority Rev. (Aurora Health Care, Inc.), “A”, 5%, 2026	320,000	363,082
Wisconsin Health & Educational Facilities Authority Rev. (Aurora Health Care, Inc.), “A”, 5%, 2028	95,000	106,222
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Services), 5.25%, 2034	1,135,000	1,211,249
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Services), “A”, 5.25%, 2025	745,000	760,980
Wood County, OH, Hospital Facilities Rev. (Wood County Hospital Project), 5%, 2037	230,000	242,774
Wood County, OH, Hospital Facilities Rev. (Wood County Hospital Project), 5%, 2042	230,000	242,020

		$87,435,763
Healthcare Revenue - Long Term Care - 13.5%
Abilene, TX, Health Facilities Development Corp., Retirement Facilities Rev. (Sears Methodist Retirement Systems, Inc.), “A”, 7%, 2033	$345,000	$278,788
Arizona Health Facilities Authority Rev. (The Terraces Project), 7.75%, 2013 (c)	750,000	800,790
Bell County, TX, Health Facility Development Corp. (Advanced Living Technologies, Inc.), 8%, 2036 (a)(d)	3,400,000	2,210,000
Bucks County, PA, Industrial Development Authority Retirement Community Rev. (Ann’s Choice, Inc.), “A”, 6.125%, 2025	430,000	434,674
Bucks County, PA, Industrial Development Authority Retirement Community Rev. (Ann’s Choice, Inc.), “A”, 6.25%, 2035	290,000	292,540
Bucks County, PA, Industrial Development Authority Rev. (Lutheran Community Telford Center), 5.75%, 2027	170,000	174,646
Bucks County, PA, Industrial Development Authority Rev. (Lutheran Community Telford Center), 5.75%, 2037	225,000	227,648
California Statewide Communities Development Authority Rev. (American Baptist Homes of the West), “A”, 5%, 2043	155,000	166,662
California Statewide Communities Development Authority Rev. (Episcopal Communities & Services for Seniors Obligated Group), 5%, 2027	25,000	28,308

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Long Term Care - continued
California Statewide Communities Development Authority Rev. (Episcopal Communities & Services for Seniors Obligated Group), 5%, 2032	$35,000	$39,039
California Statewide Communities Development Authority Rev. (Episcopal Communities & Services for Seniors Obligated Group), 5%, 2042	85,000	93,466
Chartiers Valley, PA, Industrial & Commercial Development Authority (Asbury Health Center Project), 5.75%, 2022	150,000	155,070
Chester County, PA, Industrial Development Authority Rev. (RHA Nursing Home), 8.5%, 2032	540,000	525,220
Colorado Health Facilities Authority Rev. (American Baptist Homes), “A”, 5.9%, 2037	755,000	764,173
Colorado Health Facilities Authority Rev. (Christian Living Communities Project), “A”, 5.75%, 2037	375,000	400,594
Colorado Health Facilities Authority Rev. (Christian Living Communities), 5.125%, 2030	80,000	86,063
Colorado Health Facilities Authority Rev. (Christian Living Communities), 5.25%, 2037	115,000	122,569
Colorado Health Facilities Authority Rev. (Covenant Retirement Communities, Inc.), “A”, 5%, 2033	655,000	702,782
Colorado Health Facilities Authority Rev. (Evangelical Lutheran Good Samaritan Society Project), 5%, 2042	1,055,000	1,150,952
Cumberland County, PA, Municipal Authority Rev. (Asbury Atlantic, Inc.), 5.25%, 2041	740,000	757,938
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), 6.125%, 2029	1,360,000	1,528,096
Fulton County, GA, Residential Care Facilities, Elderly Authority Rev. (Canterbury Court), “A”, 6.125%, 2034	330,000	336,805
Georgia Medical Center Hospital Authority Rev. (Spring Harbor Green Island Project), 5.25%, 2027	1,000,000	1,022,810
Georgia Medical Center Hospital Authority Rev. (Spring Harbor Green Island Project), 5.25%, 2037	215,000	214,989
Hawaii Department of Budget & Finance, Special Purpose Rev. (15 Craigside Project), “A”, 8.75%, 2029	105,000	125,256
Hawaii Department of Budget & Finance, Special Purpose Rev. (15 Craigside Project), “A”, 9%, 2044	275,000	329,324
Hawaii Department of Budget & Finance, Special Purpose Rev. (Kahala Nui Senior Living Community), 8%, 2013 (c)	500,000	539,820
Hawaii Department of Budget & Finance, Special Purpose Senior Living Rev. (Kahala Nui), 5.125%, 2032	185,000	202,636
Hawaii Department of Budget & Finance, Special Purpose Senior Living Rev. (Kahala Nui), 5.25%, 2037	165,000	178,215
Huntsville-Redstone Village, AL, Special Care Facilities Financing Authority (Redstone Village Project), 5.5%, 2028	410,000	412,694
Huntsville-Redstone Village, AL, Special Care Facilities Financing Authority (Redstone Village Project), 5.5%, 2043	440,000	432,370
Illinois Finance Authority Rev. (Christian Homes, Inc.), 6.125%, 2027	850,000	958,443
Illinois Finance Authority Rev. (Evangelical Retirement Homes of Greater Chicago, Inc.), 7.25%, 2045	500,000	554,415
Illinois Finance Authority Rev. (Franciscan Communities, Inc.), “A”, 5.5%, 2037	800,000	814,856
Illinois Finance Authority Rev. (Friendship Village), “A”, 5.375%, 2025	1,270,000	1,283,195
Illinois Finance Authority Rev. (Lutheran Home & Services), 5.625%, 2042	475,000	496,427
Illinois Finance Authority Rev. (Montgomery Place), “A”, 5.75%, 2038	520,000	525,346
Illinois Finance Authority Rev. (The Clare at Water Tower), “A-6”, 6%, 2028 (a)(d)	343,000	34
Illinois Finance Authority Rev., Capital Appreciation, (The Clare at Water Tower), “B”, 0%, 2050 (a)	147,000	15
Indiana Finance Authority Rev. (Marquette Project), 4.75%, 2032	740,000	765,900
Indiana Finance Authority Rev. (Marquette Project), 5%, 2039	185,000	193,504
Iowa Finance Authority, Health Care Facilities Rev. (Care Initiatives), “A”, 5.5%, 2025	800,000	859,432
Iowa Finance Authority, Health Care Facilities Rev. (Care Initiatives), “B”, 5.75%, 2018	595,000	596,464
James City County, VA, Economic Development (WindsorMeade Project), “A”, 5.4%, 2027 (a)	195,000	142,808
James City County, VA, Economic Development (WindsorMeade Project), “A”, 5.5%, 2037 (a)	785,000	572,304
Kentucky Economic Development Finance Authority Health Care Rev. (Masonic Homes of Kentucky, Inc.), 5.375%, 2042	355,000	361,046
Kentucky Economic Development Finance Authority Health Care Rev. (Masonic Homes of Kentucky, Inc.), 5.5%, 2045	200,000	203,156
Kentucky Economic Development Finance Authority Rev. (Masonic Home Independent Living II), 7.25%, 2041	250,000	289,763
Kentucky Economic Development Finance Authority Rev. (Masonic Home Independent Living II), 7.375%, 2046	200,000	232,606
Lenexa, KS, Health Care Facilities Rev. (Lakeview Village, Inc.), 5.375%, 2027	315,000	325,842
Lenexa, KS, Health Care Facilities Rev. (Lakeview Village, Inc.), 7.125%, 2029	345,000	390,995
Maryland Health & Higher Educational Facilities Authority Rev. (Charlestown Community), 6.25%, 2041	475,000	545,761
Massachusetts Development Finance Agency Rev. (Adventcare), “A”, 6.75%, 2037	1,270,000	1,341,742
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), “A-1”, 6.25%, 2031	239,410	196,211
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), “A-1”, 6.25%, 2039	59,939	46,334
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), “A-2”, 5.5%, 2046	15,996	10,750
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), Capital Appreciation, “B”, 0%, 2056	79,566	1,125
Massachusetts Development Finance Agency Rev. (The Groves in Lincoln), “A”, 7.75%, 2039	150,000	71,444
Massachusetts Development Finance Agency Rev. (The Groves in Lincoln), “A”, 7.875%, 2044	225,000	107,150
Michigan Strategic Fund Ltd. Obligation Rev. (Evangelical Homes), 5.25%, 2032	190,000	191,098
Michigan Strategic Fund Ltd. Obligation Rev. (Evangelical Homes), 5.5%, 2047	350,000	351,999

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Long Term Care - continued
Montgomery County, PA, Higher Education & Health Authority Rev. (AHF/Montgomery), 6.875%, 2036	$1,145,000	$1,200,052
Montgomery County, PA, Industrial Development Authority Retirement Community Rev. (ACTS Retirement - Life Communities, Inc.), 5%, 2028	565,000	636,388
Montgomery County, PA, Industrial Development Authority Retirement Community Rev. (ACTS Retirement - Life Communities, Inc.), 5%, 2029	255,000	283,359
Montgomery County, PA, Industrial Development Authority Rev. (Whitemarsh Continuing Care), 6.125%, 2028	250,000	254,788
Montgomery County, PA, Industrial Development Authority Rev. (Whitemarsh Continuing Care), 6.25%, 2035	510,000	519,027
New Jersey Economic Development Authority Rev. (Lions Gate), “A”, 5.875%, 2037	530,000	534,277
New Jersey Economic Development Authority Rev. (Seabrook Village, Inc.), 5.25%, 2036	715,000	736,143
Norfolk, VA, Redevelopment & Housing Authority Rev. (Fort Norfolk Retirement Community), “A”, 6%, 2025	215,000	216,451
Norfolk, VA, Redevelopment & Housing Authority Rev. (Fort Norfolk Retirement Community), “A”, 6.125%, 2035	330,000	332,096
Oklahoma County, OK, Finance Authority Rev. (Epworth Villa Project), “A”, 5.125%, 2042	565,000	569,271
Pell City, AL, Special Care Facilities, Financing Authority Rev. (Noland Health Services, Inc.), 5%, 2039	290,000	308,699
Sarasota County, FL, Health Facility Authority Rev. (Sarasota Manatee), 5.75%, 2037	490,000	440,887
Sarasota County, FL, Health Facility Authority Rev. (Sarasota Manatee), 5.75%, 2045	105,000	92,739
Shelby County, TN, Health, Educational & Housing Facilities Board Rev. (Germantown Village), “A”, 7.25%, 2034	665,000	702,120
South Carolina Jobs & Economic Development Authority Rev. (Woodlands at Furman), “A”, 6%, 2032	367,169	255,788
South Carolina Jobs & Economic Development Authority Rev. (Woodlands at Furman), “A”, 6%, 2047	335,086	218,302
South Carolina Jobs & Economic Development Authority Rev. (Woodlands at Furman), Capital Appreciation, “B”, 0%, 2047	157,358	3,102
South Carolina Jobs & Economic Development Authority Rev. (Woodlands at Furman), Capital Appreciation, “B”, 0%, 2047	143,608	2,831
St. John’s County, FL, Industrial Development Authority Rev. (Presbyterian Retirement), “A”, 6%, 2045	1,565,000	1,781,017
Suffolk County, NY, Industrial Development Agency (Medford Hamlet Assisted Living), 6.375%, 2039	470,000	463,227
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Air Force Village Foundation, Inc.), 6.125%, 2029	115,000	129,084
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Air Force Village Foundation, Inc.), 5.125%, 2037	100,000	101,584
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Air Force Village Foundation, Inc.), 6.375%, 2044	780,000	862,641
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Stayton at Museum Way), 8.25%, 2044	1,500,000	1,673,985
Tempe, AZ, Industrial Development Authority Rev. (Friendship Village), “A”, 6.25%, 2042	225,000	246,191
Tempe, AZ, Industrial Development Authority Rev. (Friendship Village), “A”, 6.25%, 2046	170,000	185,756
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7%, 2030	245,000	294,208
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7.125%, 2040	370,000	441,654
Travis County, TX, Health Facilities Development Corp., Retirement Facilities Rev. (Querencia Barton Creek), 5.5%, 2025	460,000	476,960
Ulster County, NY, Industrial Development Agency (Woodland Pond), “A”, 6%, 2037	1,075,000	728,012

		$41,855,741
Healthcare Revenue - Other - 0.3%
Koyukuk, AK, Tanana Chiefs Conference, Healthcare Facilities Project, 7.75%, 2041	$705,000	$802,854

Human Services - 2.1%
Alaska Industrial Development & Export Authority Community Provider Rev. (Boys & Girls Home of Alaska, Inc.), 5.875%, 2027 (a)(d)	$210,000	$94,500
Alaska Industrial Development & Export Authority Community Provider Rev. (Boys & Girls Home of Alaska, Inc.), 6%, 2036 (a)(d)	325,000	146,250
Greenville County, SC, Hospital Rev. (Chestnut Hill), “A”, 8%, 2015	825,000	829,752
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (CDF Healthcare), “A”, 7%, 2036	490,000	500,520
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (CDF Healthcare), “C”, 7%, 2036	375,000	381,368
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Westside Rehab Center Project), “A”, 6.85%, 2036	1,100,000	1,136,718
Massachusetts Development Finance Agency Rev. (Evergreen Center, Inc.), 5.5%, 2035	620,000	629,703
New York, NY, Industrial Development Agency, Civic Facility Rev. (A Very Special Place), “A”, 5.75%, 2029	980,000	954,069
New York, NY, Industrial Development Agency, Civic Facility Rev. (Special Needs Facilities), 6.5%, 2017	905,000	914,340
Orange County, FL, Health Facilities Authority Rev. (GF/Orlando Healthcare Facilities), 9%, 2031	890,000	891,015
Osceola County, FL, Industrial Development Authority Rev. (Community Provider), 7.75%, 2017	165,000	165,955

		$6,644,190
Industrial Revenue - Airlines - 7.7%
Clayton County, GA, Development Authority Special Facilities Rev. (Delta Airlines, Inc.), “A”, 8.75%, 2029	$555,000	$697,935
Clayton County, GA, Development Authority Special Facilities Rev. (Delta Airlines, Inc.), “B”, 9%, 2035	285,000	319,035

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Industrial Revenue - Airlines - continued
Denver, CO, City & County Airport Rev. (United Airlines), 5.25%, 2032	$3,735,000	$3,811,941
Denver, CO, City & County Airport Rev. (United Airlines), 5.75%, 2032	1,600,000	1,672,800
Houston, TX, Airport Systems Rev., Special Facilities (Continental Airlines, Inc. Terminal E project), 6.75%, 2029	2,940,000	2,948,320
Houston, TX, Airport Systems Rev., Special Facilities (Continental Airlines, Inc. Terminal E project), 7%, 2029	385,000	386,155
Houston, TX, Airport Systems Rev., Special Facilities (Continental Airlines, Inc.), 6.625%, 2038	470,000	526,536
Los Angeles, CA, Regional Airport Lease Rev. (American Airlines, Inc.), “C”, 7.5%, 2024 (d)	850,000	863,889
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), 4.875%, 2019	1,595,000	1,637,985
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), 5.125%, 2023	910,000	934,315
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), 5.25%, 2029 (b)	910,000	927,345
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), 7.2%, 2030	1,595,000	1,602,656
New York, NY, City Industrial Development Agencies Rev. (American Airlines, Inc.), 7.625%, 2025 (d)(q)	5,485,000	6,259,701
New York, NY, City Industrial Development Agencies Rev. (American Airlines, Inc.), 7.75%, 2031 (d)(q)	1,025,000	1,180,985

		$23,769,598
Industrial Revenue - Chemicals - 2.0%
Brazos River, TX, Harbor Navigation District (Dow Chemical Co.), “A”, 5.95%, 2033	$2,000,000	$2,291,480
Brazos River, TX, Harbor Navigation District (Dow Chemical Co.), “B-2”, 4.95%, 2033	75,000	81,294
Louisiana Environmental Facilities & Community Development Authority Rev. (Westlake Chemical), 6.75%, 2032	1,000,000	1,137,440
Louisiana Environmental Facilities & Community Development Authority Rev. (Westlake Chemical), “A”, 6.5%, 2029	610,000	730,085
Red River Authority, TX, Pollution Control Rev. (Celanese Project) “B”, 6.7%, 2030	1,920,000	1,946,880

		$6,187,179
Industrial Revenue - Environmental Services - 2.6%
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Waste Management, Inc.), “A”, 5%, 2022	$695,000	$761,477
Gulf Coast Waste Disposal Authority (Waste Management, Inc.), 5.2%, 2028	440,000	474,206
Henrico County, VA, Industrial Development Authority Rev. (Browning Ferris, Inc.), 5.45%, 2014	1,750,000	1,802,115
Maine Finance Authority Solid Waste Disposal Rev. (Casella Waste Systems, Inc.), 6.25%, 2025 (b)	705,000	723,704
Massachusetts Development Finance Agency, Resource Recovery Rev. (Covanta Energy Project), “A”, 4.875%, 2027	540,000	548,289
Massachusetts Development Finance Agency, Resource Recovery Rev. (Covanta Energy Project), “C”, 5.25%, 2042	1,785,000	1,841,442
Niagara County, NY, Industrial Development Agency, Solid Waste Disposal Rev. (Covanta Energy Project), “A”, 5.25%, 2042	1,825,000	1,882,707

		$8,033,940
Industrial Revenue - Other - 2.7%
California Statewide Communities Development Authority Facilities (Microgy Holdings Project), 9%, 2038 (a)(d)	$12,624	$126
Gulf Coast, TX, Industrial Development Authority Rev. (CITGO Petroleum Corp.), 4.875%, 2025	735,000	746,562
Gulf Coast, TX, Industrial Development Authority Rev. (Microgy Holdings LLC Project), 7%, 2036 (a)(d)	224,775	2,248
Houston, TX, Industrial Development Corp. (United Parcel Service, Inc.), 6%, 2023	90,000	90,093
New Jersey Economic Development Authority Rev. (GMT Realty LLC), “B”, 6.875%, 2037	430,000	435,642
New Jersey Economic Development Authority Rev. (GMT Realty LLC), “C”, 6.5%, 2015	500,000	503,895
New York, NY, City Industrial Development Agency Rev., Liberty Bonds (IAC/InterActiveCorp), 5%, 2035	620,000	644,093
Park Creek Metropolitan District, CO, Rev. (Custodial Receipts), “CR-1”, 7.875%, 2032 (b)(n)	1,270,000	1,285,723
Park Creek Metropolitan District, CO, Rev. (Custodial Receipts), “CR-2”, 7.875%, 2032 (b)(n)	580,000	587,180
Philadelphia, PA, Industrial Development Authority Rev. (Host Marriott LP), 7.75%, 2017	3,255,000	3,263,170
St. Charles Parish, LA, Gulf Zone Opportunity Zone Rev. (Valero Energy Corp.), 4%, 2040 (b)	600,000	662,844

		$8,221,576
Industrial Revenue - Paper - 2.2%
Butler, AL, Industrial Development Board, Solid Waste Disposal Rev. (Georgia-Pacific Corp.), 5.75%, 2028	$155,000	$160,768
Cass County, TX, Industrial Development Corp. (International Paper Co.), “A”, 4.625%, 2027	2,150,000	2,202,417
Escambia County, FL, Environmental Improvement Rev. (International Paper Co.), “A”, 4.75%, 2030	525,000	525,373
Lowndes County, MS, Solid Waste Disposal & Pollution Control Rev. (Weyerhaeuser Co.), 6.8%, 2022	2,000,000	2,410,320
Phenix City, AL, Industrial Development Board Environmental Improvement Rev. (MeadWestvaco Coated Board Project), “A”, 4.125%, 2035	260,000	255,705
Rockdale County, GA, Development Authority Project Rev. (Visy Paper Project), “A”, 6.125%, 2034	640,000	668,915
Selma, AL, Industrial Development Board Rev., Gulf Opportunity Zone (International Paper Co.), “A”, 5.375%, 2035	565,000	625,783

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Industrial Revenue - Paper - continued
West Point, VA, Industrial Development Authority, Solid Waste Disposal Rev. (Chesapeake Corp.), 6.25%, 2019 (a)(d)	$1,870,000	$187
West Point, VA, Industrial Development Authority, Solid Waste Disposal Rev. (Chesapeake Corp.), “A”, 6.375%, 2019 (a)(d)	700,000	70

		$6,849,538
Miscellaneous Revenue - Entertainment & Tourism - 1.2%
Brooklyn, NY, Arena Local Development Corp. (Barclays Center Project), 6%, 2030	$230,000	$271,239
Brooklyn, NY, Arena Local Development Corp. (Barclays Center Project), 6.25%, 2040	150,000	175,646
Fort Sill Apache Tribe, OK, Economic Development Authority, Gaming Enterprise., “A”, 8.5%, 2026 (n)	520,000	578,739
Harris County, Houston, TX, Sports Authority Rev., Capital Appreciation, “A”, 0%, 2038	1,205,000	309,010
Harris County, Houston, TX, Sports Authority, Special Rev., “A”, NATL, 5%, 2025	885,000	885,204
Louisiana Stadium & Exposition District Rev., “A”, 5%, 2030	375,000	431,104
Louisiana Stadium & Exposition District Rev., “A”, 5%, 2031	80,000	91,666
Louisiana Stadium & Exposition District Rev., “A”, 5%, 2036	240,000	271,164
Seminole Tribe, FL, Special Obligation Rev., “A”, 5.25%, 2027 (n)	515,000	548,825
Seneca Nation of Indians, NY, Capital Improvements Authority, Special Obligation, 5%, 2023 (n)	275,000	284,697

		$3,847,294
Miscellaneous Revenue - Other - 5.5%
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, 5.25%, 2015	$500,000	$530,130
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, SYNCORA, 5.25%, 2017	215,000	239,323
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, SYNCORA, 5.25%, 2020	170,000	187,689
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, SYNCORA, 5.25%, 2024	330,000	359,578
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, SYNCORA, 5%, 2034	290,000	306,066
Baker, FL, Correctional Development Corp. (Baker County Detention Center), 7.5%, 2030	440,000	435,420
Citizens Property Insurance Corp., FL, “A-1”, 5%, 2019	245,000	287,329
Citizens Property Insurance Corp., FL, “A-1”, 5%, 2020	1,285,000	1,509,027
Cleveland-Cuyahoga County, OH, Port Authority Rev., 7%, 2040	235,000	262,805
Cleveland-Cuyahoga County, OH, Port Authority Rev. (Cleveland City), “B”, 4.5%, 2030	210,000	188,662
Cleveland-Cuyahoga County, OH, Port Authority Rev. (Fairmount), “B”, 5.125%, 2025	140,000	142,076
Columbus, OH, Franklin County Finance Authority Development Rev., 6%, 2035	700,000	729,967
Dayton Montgomery County, OH, Port Authority Rev. (Parking Garage), 6.125%, 2024	1,130,000	1,143,097
District of Columbia Rev. (American Society Hematology), 5%, 2036	85,000	92,930
District of Columbia Rev. (American Society Hematology), 5%, 2042	65,000	70,263
Hardeman County, TN, Correctional Facilities Rev., 7.75%, 2017	1,165,000	1,173,353
Massachusetts Port Authority Facilities Rev. (Conrac Project), “A”, 5.125%, 2041	65,000	70,949
Miami-Dade County, FL, Special Obligation, “B”, 5%, 2035	325,000	364,354
Miami-Dade County, FL, Special Obligation, “B”, 5%, 2037	935,000	1,039,309
New Orleans, LA, Aviation Board Gulf Opportunity Zone CFC Rev. (Consolidated Rental Car), “A”, 6.25%, 2030	455,000	516,571
New York Liberty Development Corp., Liberty Rev. (One Bryant Park LLC), 6.375%, 2049	1,065,000	1,261,663
New York Liberty Development Corp., Liberty Rev. (World Trade Center Project), 5%, 2044	895,000	997,809
Riversouth, OH, Authority Rev. (Lazarus Building), “A”, 5.75%, 2027	1,125,000	1,151,483
Summit County, OH, Port Authority Building Rev. (Flats East Development Recovery Zone Facility Bonds), 6.875%, 2040	85,000	95,053
Summit County, OH, Port Authority Building Rev. (Seville Project), “A”, 5.1%, 2025	155,000	155,592
Summit County, OH, Port Authority Building Rev. (Workforce Policy Board), “F”, 4.875%, 2025	915,000	919,941
Texas Midwest Public Facilities Corp. Rev. (Secure Treatment Facilities Project), 9%, 2030 (a)(d)	395,000	118,500
Wisconsin Public Finance Authority, Airport Facilities Rev. (Transportation Infrastructure Properties LLC), “B”, 5.25%, 2028	325,000	356,840
Wisconsin Public Finance Authority, Airport Facilities Rev. (Transportation Infrastructure Properties LLC), “B”, 5%, 2042	2,245,000	2,333,700

		$17,039,479
Multi-Family Housing Revenue - 2.1%
Bay County, FL, Housing Finance Authority, Multi-Family Rev. (Andrews Place II Apartments), AGM, 5%, 2035	$210,000	$212,297
Charter Mac Equity Issuer Trust, FHLMC, 6%, 2052 (n)	2,000,000	2,328,460
Indianapolis, IN, Multi-Family Rev. (Cambridge Station Apartments II), FNMA, 5.25%, 2039 (b)	435,000	441,408
Mississippi Home Corp., Rev. (Kirkwood Apartments), 6.8%, 2037 (d)(q)	1,095,000	711,914
MuniMae TE Bond Subsidiary LLC, 5.4%, 2049 (z)	1,000,000	720,040

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Multi-Family Housing Revenue - continued
MuniMae TE Bond Subsidiary LLC, FRN, 7.5%, 2049 (n)	$1,515,878	$1,515,878
North Charleston, SC, Housing Authority Rev. (Horizon Village), “A”, GNMA, 5.15%, 2048	445,000	454,140

		$6,384,137
Parking - 0.2%
Boston, MA, Metropolitan Transit Parking Corp., Systemwide Parking Rev., 5.25%, 2036	$460,000	$533,784

Port Revenue - 0.3%
Alameda Corridor Transportation Authority, California Rev., “A”, AGM, 5%, 2028	$125,000	$148,531
Maryland Economic Development Corp. Rev. (Port America Chesapeake Terminal Project), “B”, 5.375%, 2025	195,000	223,991
Maryland Economic Development Corp. Rev. (Port America Chesapeake Terminal Project), “B”, 5.75%, 2035	375,000	426,754

		$799,276
Sales & Excise Tax Revenue - 3.6%
Chicago, IL, Transit Authority Sales Tax Receipts Rev., 5.25%, 2029	$275,000	$323,337
Chicago, IL, Transit Authority Sales Tax Receipts Rev., 5.25%, 2030	550,000	643,880
Chicago, IL, Transit Authority Sales Tax Receipts Rev., 5.25%, 2031	105,000	122,745
Chicago, IL, Transit Authority Sales Tax Receipts Rev., 5.25%, 2040	990,000	1,130,976
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6%, 2034	1,180,000	1,369,319
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6%, 2041	590,000	680,069
Colorado Regional Transportation District, Sales Tax Rev. (Fastracks Project), “A”, 5%, 2027	1,490,000	1,824,594
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A”, 5%, 2024	2,150,000	2,756,773
Miami-Dade County, FL, Transit Sales Surtax Rev., 5%, 2037	460,000	526,778
Poplar Bluff, MO, Regional Transportation Development District, Sales Tax Rev., 4%, 2036	150,000	147,054
Poplar Bluff, MO, Regional Transportation Development District, Sales Tax Rev., 4.75%, 2042	120,000	121,877
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 5.5%, 2042	350,000	371,648
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 5.25%, 2041	180,000	189,085
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, AMBAC, 0%, 2054	4,455,000	389,634
Utah Transit Authority Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 2028	950,000	483,474

		$11,081,243
Single Family Housing - Local - 0.1%
Nortex, TX, Housing Finance Corp., Single Family Mortgage Rev., “B”, 5.5%, 2038	$5,000	$4,775
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A”, GNMA, 5.9%, 2035	110,000	116,516
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A”, GNMA, 6.25%, 2035	35,000	37,060
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A-1”, GNMA, 5.75%, 2037	40,000	42,721
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A-2”, GNMA, 5.75%, 2037	125,000	132,096
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A-5”, GNMA, 5.9%, 2037	50,000	52,162

		$385,330
Single Family Housing - State - 0.8%
California Housing Finance Agency Rev. (Home Mortgage), “E”, 4.75%, 2030	$365,000	$365,850
California Housing Finance Agency Rev. (Home Mortgage), “G”, 4.95%, 2023	1,180,000	1,206,963
Colorado Housing & Finance Authority Rev., “C-2”, 5.9%, 2023	75,000	78,839
Colorado Housing & Finance Authority Rev., “C-2”, FHA, 6.6%, 2032	60,000	62,576
Colorado Housing & Finance Authority Rev., “C-3”, FHA, 6.375%, 2033	25,000	25,839
Colorado Housing & Finance Authority Rev., “D-2”, 6.9%, 2029	125,000	127,849
Texas Affordable Housing Corp. (Single Family Mortgage), “B”, GNMA, 5.25%, 2039	610,000	637,926

		$2,505,842
Solid Waste Revenue - 0.1%
Pennsylvania Economic Development Financing Authority, Sewer Sludge Disposal Rev. (Philadelphia Biosolids Facility), 6.25%, 2032	$145,000	$166,299

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
State & Agency - Other - 0.3%
Commonwealth of Puerto Rico (Mepsi Campus), “A”, 6.5%, 2037	$900,000	$934,569
Tift County, GA, Hospital Authority Rev. Anticipation Certificates, 5%, 2038	55,000	61,321

		$995,890
State & Local Agencies - 0.9%
Alabama Incentives Financing Authority Special Obligation, “A”, 5%, 2037	$230,000	$262,067
Commonwealth of Pennsylvania, State Public School Building Authority Lease Rev. (School District of Philadelphia Project), 5%, 2028	250,000	281,863
Commonwealth of Pennsylvania, State Public School Building Authority Lease Rev. (School District of Philadelphia Project), 5%, 2030	125,000	139,678
Commonwealth of Pennsylvania, State Public School Building Authority Lease Rev. (School District of Philadelphia Project), 5%, 2031	95,000	105,762
Commonwealth of Pennsylvania, State Public School Building Authority Lease Rev. (School District of Philadelphia Project), 5%, 2032	30,000	33,275
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, “A”, FGIC, 5%, 2035	220,000	230,496
Guam Government Department of Education (John F. Kennedy High School), “A”, COP, 6.875%, 2040	620,000	683,060
Mississippi Development Bank Special Obligation (Marshall County Industrial Development Authority Mississippi Highway Construction Project), 5%, 2028	195,000	229,443
Philadelphia, PA, Municipal Authority Rev., 6.5%, 2034	260,000	301,454
Puerto Rico Public Finance Corp., Commonwealth Appropriations, “B”, 6%, 2026	370,000	392,973

		$2,660,071
Student Loan Revenue - 0.7%
Iowa Student Loan Liquidity Corp., “A-2”, 5.5%, 2025	$335,000	$369,415
Iowa Student Loan Liquidity Corp., “A-2”, 5.6%, 2026	335,000	370,547
Iowa Student Loan Liquidity Corp., “A-2”, 5.7%, 2027	40,000	44,430
Iowa Student Loan Liquidity Corp., “A-2”, 5.75%, 2028	675,000	747,900
Massachusetts Educational Financing Authority, Education Loan Rev., “H”, ASSD GTY, 6.35%, 2030	725,000	796,449

		$2,328,741
Tax - Other - 1.7%
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev., “A”, 5%, 2035	$160,000	$174,182
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev., “A”, 5%, 2042	685,000	735,793
Hudson Yards, NY, Infrastructure Corp. Rev., “A”, 5%, 2047	710,000	753,516
Hudson Yards, NY, Infrastructure Corp. Rev., “A”, 5.75%, 2047	620,000	737,912
New Jersey Economic Development Authority Rev., 5%, 2025	220,000	253,152
New Jersey Economic Development Authority Rev., 5%, 2026	110,000	125,807
New Jersey Economic Development Authority Rev., 5%, 2028	45,000	50,884
New Jersey Economic Development Authority Rev., 5%, 2029	45,000	50,538
New York Dormitory Authority, State Personal Income Tax Rev., “C”, 5%, 2034	1,670,000	1,934,879
Virgin Islands Public Finance Authority Rev. (Diageo Project), “A”, 6.75%, 2037	395,000	459,902

		$5,276,565
Tax Assessment - 4.1%
Anne Arundel County, MD, Special Obligation (National Business Park-North Project), 6.1%, 2040	$265,000	$288,230
Arborwood Community Development District, FL, Capital Improvement Rev. (Master Infrastructure Projects), “A”, 5.35%, 2036	580,000	451,223
Arborwood Community Development District, FL, Special Assessment (Master Infrastructure Projects), “B”, 5.1%, 2014	190,000	167,774
Arvada, CO, Cimarron Metropolitan District, Rev., 6%, 2022	500,000	503,625
Atlanta, GA, Tax Allocation (Eastside Project), “B”, 5.6%, 2030	815,000	872,621
Atlanta, GA, Tax Allocation (Princeton Lakes Project), 5.5%, 2031	470,000	495,737
Baltimore, MD, Special Obligation, (East Baltimore Research Park Project), “A”, 7%, 2038	715,000	782,675
Capital Region Community Development District, FL, Capital Improvement Rev., “A”, 7%, 2039	625,000	621,338
Concord Station Community Development District, FL, Special Assessment, 5%, 2015	110,000	109,831
Du Page County, IL, Special Service Area No. 31 Special Tax (Monarch Landing Project), 5.625%, 2036	305,000	305,369
Fishhawk Community Development District, FL, 7.04%, 2014	10,000	10,111
Heritage Harbour North Community Development District, FL, Capital Improvement Rev., 6.375%, 2038	560,000	560,650
Homestead, Community Development District, FL, Special Assessment, “A”, 6%, 2037	660,000	493,739
Homestead, Community Development District, FL, Special Assessment, “B”, 5.9%, 2013	105,000	85,562
Killarney Community Development District, FL, Special Assessment, “B”, 5.125%, 2009 (a)(d)	170,000	76,500

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Tax Assessment - continued
Lancaster County, SC, Assessment Rev. (Sun City Carolina Lakes), 5.45%, 2037	$100,000	$100,199
Legends Bay Community Development District, FL, “A”, 5.5%, 2014	415,000	374,359
Legends Bay Community Development District, FL, “A”, 5.875%, 2038	355,000	273,052
Main Street Community Development District, FL, “A”, 6.8%, 2038	540,000	530,280
Naturewalk Community Development District, FL, Capital Improvement Rev., “B”, 5.30%, 2016 (d)(q)	650,000	338,000
Ohio County, WV, Commission Tax Increment Rev. (Fort Henry Centre), “A”, 5.85%, 2034	235,000	246,755
Old Palm Community Development District, FL, Special Assessment (Palm Beach Gardens), “B”, 5.375%, 2014	190,000	188,689
OTC Community Development District, FL, Special Assessment, “A”, 5.3%, 2038	930,000	935,878
Overland Park, KS, Special Assessment (Tallgrass Creek), 4.85%, 2016	169,000	166,818
Overland Park, KS, Special Assessment (Tallgrass Creek), 5.125%, 2028	592,000	531,723
Panther Trace II, Community Development District, FL, Special Assessment, 5.125%, 2013	130,000	122,633
Parkway Center Community Development District, FL, Special Assessment, “B”, 5.625%, 2014	705,000	663,010
Paseo Community Development District, FL, “B”, 4.875%, 2010 (a)(d)	210,000	2
Paseo Community Development District, FL, Capital Improvement Rev., Capital Appreciation, “A-2”, 0%, 2036	475,000	177,132
Paseo Community Development District, FL, Special Assessment, “A-1”, 5.4%, 2036	40,000	42,745
Prince George’s County, MD, Special Obligation (National Harbor Project), 5.2%, 2034	245,000	251,076
San Francisco, CA, City & County Redevelopment Successor Agency, Community Facilities District No. 6 (Mission Bay South Public Improvements), “A”, 5%, 2031	145,000	153,661
San Francisco, CA, City & County Redevelopment Successor Agency, Community Facilities District No. 6 (Mission Bay South Public Improvements), Capital Appreciation, “A”, 0%, 2043	1,275,000	215,105
Sterling Hill Community Development District, FL, Special Assessment, 5.5%, 2010 (d)	165,000	107,252
Stone Ridge, CO, Metropolitan District No. 2, 7.25%, 2031	500,000	131,125
Tuscany Reserve Community Development District, FL, Special Assessment, “B”, 5.25%, 2016	780,000	763,831
Villa Vizcaya Community Development District, FL, “A”, 5.55%, 2039 (a)(d)	210,000	90,300
Watergrass Community Development District, FL, “A”, 5.375%, 2039	420,000	244,936
Watergrass Community Development District, FL, Special Assessment, “B”, 6.96%, 2017	305,000	297,268

		$12,770,814
Tobacco - 6.1%
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.125%, 2024	$2,905,000	$2,684,540
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.875%, 2030	1,935,000	1,761,547
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.875%, 2047	825,000	743,020
California Statewide Financing Authority, Tobacco Settlement, 5.625%, 2029	1,410,000	1,410,649
District of Columbia, Tobacco Settlement, 6.25%, 2024	735,000	755,176
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-1”, 4.5%, 2027	345,000	325,125
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-1”, 5.75%, 2047	1,035,000	977,402
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-4”, 7.8%, 2013 (c)	1,000,000	1,024,660
Illinois Railsplitter Tobacco Settlement Authority, 5.5%, 2023	880,000	1,052,374
Illinois Railsplitter Tobacco Settlement Authority, 6%, 2028	2,645,000	3,214,548
Iowa Tobacco Settlement Authority, Tobacco Settlement Rev., Asset Backed, “B”, 5.6%, 2034	1,635,000	1,624,798
Louisiana Tobacco Settlement Authority Rev., “2001-B”, 5.5%, 2030	830,000	846,525
New Jersey Tobacco Settlement Financing Corp., 7%, 2013 (c)	15,000	15,330
New Jersey Tobacco Settlement Financing Corp., “1-A”, 4.5%, 2023	345,000	343,572
New Jersey Tobacco Settlement Financing Corp., “1-A”, 5%, 2041	2,095,000	1,881,813
Suffolk, NY, Tobacco Asset Securitization Corp., Tobacco Settlement, “B”, 5.25%, 2037	155,000	166,079
Washington Tobacco Settlement Authority Rev., 6.5%, 2026	130,000	135,044

		$18,962,202
Toll Roads - 3.6%
Chesapeake, VA, Toll Road Rev. (Transportation System), “A”, 5%, 2047	$170,000	$181,878
Chesapeake, VA, Toll Road Rev. Convertible Capital Appreciation (Transportation System), “B”, 0%, 2032	245,000	152,255
Chesapeake, VA, Toll Road Rev. Convertible Capital Appreciation (Transportation System), “B”, 0%, 2040	230,000	140,606
E-470 Public Highway Authority Rev., CO, Capital Appreciation, “B”, NATL, 0%, 2027	4,115,000	2,031,617
Mid-Bay Bridge Authority, FL, Springing Lien Rev., “A”, 7.25%, 2040	1,580,000	2,024,501
North Texas Tollway Authority Rev., 6%, 2038	1,505,000	1,770,783

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Toll Roads - continued
North Texas Tollway Authority Rev. (Special Projects System), “D”, 5%, 2031	$1,110,000	$1,300,476
Virginia Small Business Financing Authority Rev. (95 Express Lanes LLC), 5%, 2034	335,000	350,923
Virginia Small Business Financing Authority Rev. (95 Express Lanes LLC), 5%, 2040	540,000	559,607
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 5.25%, 2032	460,000	500,176
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 6%, 2037	765,000	889,787
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 5.5%, 2042	1,225,000	1,342,649

		$11,245,258
Transportation - Special Tax - 0.5%
Arizona Transportation Board Highway Rev., “A”, 5%, 2036	$1,290,000	$1,490,763

Universities - Colleges - 14.8%
Allegheny County, PA, Higher Education Building Authority Rev. (Chatham University), “A”, 5%, 2030	$155,000	$173,234
Brevard County, FL, Industrial Development Rev. (TUFF Florida Tech LLC Project), 6.75%, 2039	1,055,000	1,184,406
California Educational Facilities Authority Rev. (Chapman University), 5%, 2031	240,000	268,956
California Municipal Finance Authority Rev. (University of La Verne), “A”, 6.25%, 2040	530,000	616,703
California State University Rev., “A”, 5%, 2037	1,950,000	2,236,455
California Statewide Communities Development Authority Rev. (California Baptist University), “A”, 5.4%, 2027	370,000	398,605
California Statewide Communities Development Authority Rev. (California Baptist University), “A”, 5.5%, 2038	420,000	450,862
Florida Higher Educational Facilities, Financial Authority Rev. (University of Tampa Project), “A”, 5%, 2032	40,000	43,778
Florida Higher Educational Facilities, Financial Authority Rev. (University of Tampa Project), “A”, 5.25%, 2042	355,000	391,870
Illinois Finance Authority Rev. (Illinois Institute of Technology), “A”, 5%, 2031	795,000	797,480
Illinois Finance Authority Rev. (Illinois Institute of Technology), “A”, 5%, 2036	1,380,000	1,380,304
Illinois Finance Authority Rev. (Roosevelt University Project), 6.25%, 2029	905,000	1,032,542
Illinois Finance Authority Rev. (Roosevelt University Project), 6.5%, 2039	300,000	341,922
Illinois Finance Authority Rev. (University of Chicago), “A”, 5%, 2051	270,000	297,462
Lakeland, FL, Educational Facilities Rev. (Florida Southern College), “A”, 5%, 2032	145,000	158,972
Lakeland, FL, Educational Facilities Rev. (Florida Southern College), “A”, 5%, 2037	210,000	227,951
Lakeland, FL, Educational Facilities Rev. (Florida Southern College), “A”, 5%, 2042	110,000	118,946
Louisiana State University (Health Sciences Center Project), NATL, 6.375%, 2031	2,500,000	2,504,675
Massachusetts Development Finance Agency Rev. (Simmons College), “H”, SYNCORA, 5.25%, 2033	110,000	122,755
Massachusetts Health & Educational Facilities Authority Rev. (Massachusetts Institute of Technology), 5%, 2038 (u)	20,000,000	22,780,600
Massachusetts Health & Educational Facilities Authority Rev. (Simmons College), “I”, 8%, 2029	535,000	616,695
Massachusetts Health & Educational Facilities Authority Rev. (Suffolk University), “A”, 6.25%, 2030	1,370,000	1,611,956
Massachusetts Health & Educational Facilities Authority Rev. (Suffolk University), “A”, 5.75%, 2039	885,000	1,007,599
New Jersey Educational Facilities Authority Rev. (University of Medicine & Dentistry), “B”, 6%, 2017	590,000	700,643
New Jersey Educational Facilities Authority Rev. (University of Medicine & Dentistry), “B”, 7.5%, 2032	1,065,000	1,333,487
New York Dormitory Authority Rev., Non-State Supported Debt (Rochester Institute of Technology), 4%, 2030	190,000	205,466
New York Dormitory Authority Rev., Non-State Supported Debt (Rochester Institute of Technology), 4%, 2031	190,000	204,659
New York Dormitory Authority Rev., Non-State Supported Debt (Rochester Institute of Technology), 4%, 2032	160,000	171,667
New York Dormitory Authority Rev., Non-State Supported Debt (Rochester Institute of Technology), 4%, 2033	130,000	138,931
Onondaga, NY, Civic Development Corp. (Le Moyne College), 5%, 2042	185,000	201,040
Pennsylvania Higher Educational Facilities Authority Rev. (La Salle University), “A”, 5.25%, 2027	105,000	114,921
Pennsylvania Higher Educational Facilities Authority Rev. (Saint Francis University Project), “JJ2”, 6.25%, 2041	295,000	336,515
Portage County, OH, Port Authority Rev. (Northeast Ohio Medical University Project), 5%, 2037	320,000	347,274
Puerto Rico Industrial, Tourist, Medical, & Environmental Central Facilities (University of Sacred Heart), 4.375%, 2031	70,000	68,900
Puerto Rico Industrial, Tourist, Medical, & Environmental Central Facilities (University of Sacred Heart), 5%, 2042	35,000	35,238
University of California Rev., “G”, 4%, 2029	2,325,000	2,567,498
Washington Higher Education Facilities Authority Rev. (Whitworth University), 5.875%, 2034	540,000	606,328

		$45,797,295
Universities - Dormitories - 1.4%
Bowling Green, OH, Student Housing Rev. (State University Project), 5.75%, 2031	$350,000	$388,759
California Statewide Communities Development Authority Rev. (Lancer Educational Student Housing Project), 5.625%, 2033	380,000	408,622
Illinois Finance Authority Student Housing Rev. (Illinois State University), 6.75%, 2031	415,000	490,240

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Universities - Dormitories - continued
Illinois Finance Authority Student Housing Rev. (Northern Illinois University Project), 6.625%, 2031	$1,215,000	$1,455,181
Oregon Facilities Authority, Student Housing Rev. (Southern Oregon University), ASSD GTY, 4.7%, 2033	85,000	92,119
Oregon Facilities Authority, Student Housing Rev. (Southern Oregon University), ASSD GTY, 5%, 2044	105,000	116,461
Pennsylvania Higher Educational Facilities Authority Rev. (Edinboro University Foundation), 5.8%, 2030	155,000	176,018
Pennsylvania Higher Educational Facilities Authority Rev. (Edinboro University Foundation), 6%, 2043	215,000	243,051
Pennsylvania Higher Educational Facilities Authority Rev. (Shippensburg University Student Services), 5%, 2030	170,000	189,111
Pennsylvania Higher Educational Facilities Authority Rev. (Shippensburg University Student Services), 5%, 2044	175,000	189,770
Platteville, WI, Redevelopment Authority, Redevelopment Rev. (Platteville Real Estate), 5%, 2032	160,000	169,346
Platteville, WI, Redevelopment Authority, Redevelopment Rev. (Platteville Real Estate), 5%, 2042	345,000	354,895

		$4,273,573
Universities - Secondary Schools - 4.2%
California Municipal Finance Authority Rev. (Partnerships to Uplift Communities Project), “A”, 5%, 2032	$250,000	$252,823
California Statewide Communities Development Authority Rev. (Aspire Public Schools), 6.375%, 2045	1,000,000	1,066,880
Clifton, TX, Higher Education Finance Corp. Rev. (Idea Public Schools), 5.5%, 2031	160,000	179,653
Clifton, TX, Higher Education Finance Corp. Rev. (Idea Public Schools), 5.75%, 2041	130,000	147,910
Clifton, TX, Higher Education Finance Corp. Rev. (Idea Public Schools), 5%, 2042	365,000	394,580
Clifton, TX, Higher Education Finance Corp. Rev. (Uplift Education), “A”, 6.125%, 2040	570,000	648,210
Clifton, TX, Higher Education Finance Corp. Rev. (Uplift Education), “A”, 4.35%, 2042	180,000	180,850
Clifton, TX, Higher Education Finance Corp. Rev. (Uplift Education), “A”, 6.25%, 2045	350,000	399,672
Clifton, TX, Higher Education Finance Corp. Rev. (Uplift Education), “A”, 4.4%, 2047	160,000	160,752
Colorado Educational & Cultural Facilities Authority Rev. (Montessori Charter School Project), 4%, 2027	60,000	62,052
Colorado Educational & Cultural Facilities Authority Rev. (Montessori Charter School Project), 5%, 2037	75,000	79,757
Delaware Economic Development Authority Rev. (Newark Charter School, Inc. Project), 5%, 2042	180,000	193,010
Florida Development Finance Corp. Educational Facilities Rev. (Renaissance Charter School), “A”, 6%, 2032	295,000	296,230
Florida Development Finance Corp. Educational Facilities Rev. (Renaissance Charter School), “A”, 6.125%, 2043	615,000	609,502
Florida Development Finance Corp. Educational Facilities Rev. (Renaissance Charter School), “A”, 6%, 2040	380,000	410,020
Florida Development Finance Corp. Educational Facilities Rev. (Renaissance Charter School), “A”, 7.625%, 2041	875,000	1,019,323
La Vernia, TX, Higher Education Finance Corp. Rev. (KIPP, Inc.), “A”, 6.25%, 2039	365,000	421,301
Lee County, FL, Industrial Development Authority Rev. (Lee Charter Foundation), “A”, 5.25%, 2027	430,000	440,053
Lee County, FL, Industrial Development Authority Rev. (Lee Charter Foundation), “A”, 5.375%, 2037	945,000	958,296
Maryland Health & Higher Educational Facilities Authority Rev. (Washington Christian Academy), 5.5%, 2038 (a)(d)	140,000	56,000
Maryland Industrial Development Financing Authority, Economic Development Authority Rev. (Our Lady of Good Council), “A”, 6%, 2035	150,000	156,812
North Texas Education Finance Corp., Education Rev. (Uplift Education), “A”, 4.875%, 2032	110,000	117,776
North Texas Education Finance Corp., Education Rev. (Uplift Education), “A”, 5.125%, 2042	275,000	297,083
Phoenix, AZ, Industrial Development Authority Education Rev. (Choice Academies, Inc. Project), 5.625%, 2042	345,000	352,280
St. Paul, MN, Housing & Redevelopment Authority Charter School Lease Rev. (Nova Classical Academy), “A”, 6.375%, 2031	120,000	130,252
St. Paul, MN, Housing & Redevelopment Authority Charter School Lease Rev. (Nova Classical Academy), “A”, 6.625%, 2042	240,000	260,309
Utah County, UT, Charter School Finance Authority, Charter School Rev. (Early Light Academy Project), 8.25%, 2035	770,000	894,956
Utah County, UT, Charter School Finance Authority, Charter School Rev. (Hawthorne Academy Project), 8.25%, 2035	830,000	926,039
Utah County, UT, Charter School Rev. (Renaissance Academy), “A”, 5.625%, 2037	495,000	495,653
Utah County, UT, Charter School Rev. (Ronald Wilson Reagan Academy), “A”, 6%, 2038	1,255,000	1,292,198

		$12,900,232
Utilities - Cogeneration - 0.8%
California Pollution Control Financing Authority, Water Furnishing Rev. (Poseidon Resources Desalination Project), 5%, 2045	$2,005,000	$2,084,218
New Jersey Economic Development Authority Energy Facility Rev. (UMM Energy Partners LLC Project), “A”, 5%, 2037	130,000	135,418
New Jersey Economic Development Authority Energy Facility Rev. (UMM Energy Partners LLC Project), “A”, 5.125%, 2043	135,000	141,380
Pennsylvania Economic Development Financing Authority Rev., Resource Recovery Rev. (Colver), “G”, 5.125%, 2015	250,000	258,163

		$2,619,179
Utilities - Investor Owned - 3.6%
Apache County, AZ, Industrial Development Authority, Pollution Control Rev. (Tucson Electric Power Co.), “A”, 4.5%, 2030	$1,055,000	$1,097,221
Brazos River Authority, TX, Pollution Control Rev. (TXU Energy Co. LLC), 5%, 2041	835,000	89,871

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Utilities - Investor Owned - continued
Chula Vista, CA, Industrial Development Rev. (San Diego Gas & Electric Co.), “E”, 5.875%, 2034	$470,000	$552,593
Farmington, NM, Pollution Control Rev. (Public Service New Mexico), “D”, 5.9%, 2040	1,840,000	2,059,898
Fort Bend County, TX, Industrial Development Corp. (NRG Energy, Inc.), “A”, 4.75%, 2038	540,000	559,138
Hawaii Department of Budget & Finance Special Purpose Rev. (Hawaiian Electric Co. & Subsidiary), 6.5%, 2039	750,000	873,405
Maricopa County, AZ, Pollution Control Rev. (El Paso Electric Co. Palo Verde Project), “A”, 4.5%, 2042	250,000	258,193
Massachusetts Development Finance Agency, Solid Waste Disposal Rev. (Dominion Energy Brayton), 5.75%, 2042 (b)	165,000	202,311
Matagorda County, TX (CenterPoint Energy), 5.6%, 2027	1,500,000	1,547,280
Matagorda County, TX, Pollution Control Rev. (Central Power & Light Co.), “A”, 6.3%, 2029	525,000	613,121
Owen County, KY, Waterworks System Rev. (American Water Co. Project), “A”, 6.25%, 2039	400,000	447,204
Pennsylvania Economic Development Financing Authority (Allegheny Energy Supply Co. LLC), 7%, 2039	1,165,000	1,396,905
Pima County, AZ, Industrial Development Authority Rev. (Tucson Electric Power Co.), 5.75%, 2029	1,315,000	1,392,953

		$11,090,093
Utilities - Municipal Owned - 0.6%
Guam Power Authority Rev., “A”, AGM, 5%, 2025	$150,000	$173,078
Guam Power Authority Rev., “A”, AGM, 5%, 2026	130,000	149,417
Guam Power Authority Rev., “A”, AGM, 5%, 2027	50,000	57,155
Guam Power Authority Rev., “A”, 5%, 2034	150,000	162,534
Los Angeles, CA, Department of Water & Power Rev. (Power System), “B”, 5%, 2038	695,000	802,614
Sacramento, CA, Municipal Utility District, “X”, 5%, 2028	565,000	666,220

		$2,011,018
Utilities - Other - 3.5%
California M-S-R Energy Authority Gas Rev., “A”, 7%, 2034	$210,000	$299,737
California M-S-R Energy Authority Gas Rev., “A”, 6.5%, 2039	465,000	635,804
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5%, 2022	500,000	583,090
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5.5%, 2026	285,000	348,025
Indiana Bond Bank Special Program, Gas Rev., “A”, 5.25%, 2018	440,000	517,365
Public Authority for Colorado Energy Natural Gas Purchase Rev., 6.25%, 2028	240,000	307,954
Public Authority for Colorado Energy Natural Gas Purchase Rev., 6.5%, 2038	1,035,000	1,405,551
Salt Verde Financial Corp., AZ, Senior Gas Rev., 5%, 2037	2,395,000	2,732,671
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5%, 2014	455,000	483,984
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2022	510,000	592,411
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2023	80,000	92,664
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2024	560,000	649,684
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2026	905,000	1,051,483
Tennessee Energy Acquisition Corp., Gas Rev., “C”, 5%, 2025	450,000	508,563
Texas Gas Acquisition & Supply Corp. III, Gas Supply Rev., 5%, 2031	240,000	261,634
Texas Gas Acquisition & Supply Corp. III, Gas Supply Rev., 5%, 2032	390,000	421,836

		$10,892,456
Water & Sewer Utility Revenue - 9.4%
Atlanta, GA, Water & Wastewater Rev., “A”, 6%, 2022	$710,000	$904,114
California Department of Water Resources, Center Valley Project Rev., “AJ”, 5%, 2035	1,990,000	2,340,260
Cary, NC, Combined Enterprise Systems Rev., 4%, 2037	2,000,000	2,147,840
Clairton, PA, Municipal Authority, “B”, 5%, 2037	265,000	277,985
DeKalb County, GA, Water & Sewer Rev., “A”, 5.25%, 2028	1,100,000	1,315,182
DeKalb County, GA, Water & Sewer Rev., “A”, 5.25%, 2029	270,000	321,438
DeKalb County, GA, Water & Sewer Rev., “A”, 5.25%, 2030	910,000	1,078,750
DeKalb County, GA, Water & Sewer Rev., “A”, 5.25%, 2031	40,000	47,283
DeKalb County, GA, Water & Sewer Rev., “A”, 5.25%, 2041	1,965,000	2,260,949
East Bay, CA, Municipal Utility District, Water System Rev., “A”, 5%, 2028	3,200,000	3,781,440
Houston, TX, Utility System Rev., “D”, 5%, 2036	855,000	996,109
King County, WA, Sewer Rev., 5%, 2040	2,750,000	3,106,895
Madera, CA, Irrigation Financing Authority Rev., 6.5%, 2040	1,280,000	1,450,726

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Water & Sewer Utility Revenue - continued
New York Environmental Facilities Corp., Clean Drinking Water Revolving Funds, 5%, 2024	$335,000	$410,861
New York Environmental Facilities Corp., Clean Drinking Water Revolving Funds, 5%, 2041	1,345,000	1,543,643
New York Environmental Facilities, “C”, 5%, 2041	1,860,000	2,132,267
New York, NY, Municipal Water Finance Authority, Water & Sewer System Rev., “AA”, 5%, 2034 (f)	3,900,000	4,535,505
North Hudson, NJ, Sewerage Authority, Gross Rev. Lease Certificates, “A”, 5%, 2042	350,000	391,143
St. Johns County, FL, Water & Sewer Rev., Capital Appreciation, “B”, 0%, 2030	125,000	62,945
St. Johns County, FL, Water & Sewer Rev., Capital Appreciation, “B”, 0%, 2031	80,000	38,100
St. Johns County, FL, Water & Sewer Rev., Capital Appreciation, “B”, 0%, 2032	100,000	45,390
St. Johns County, FL, Water & Sewer Rev., Capital Appreciation, “B”, 0%, 2033	125,000	53,925
St. Johns County, FL, Water & Sewer Rev., Capital Appreciation, “B”, 0%, 2034	135,000	55,184

		$29,297,934
Total Municipal Bonds		$433,029,504

Money Market Funds - 1.1%
MFS Institutional Money Market Portfolio, 0.14%, at Net Asset Value (v)	3,560,294	$3,560,294
Total Investments		$436,589,798

Other Assets, Less Liabilities - (4.1)%		(12,806,713)
ARPS, at liquidation value (issued by the fund) - (2.3)%		(7,275,000)
VMTPS, at liquidation value (issued by the fund) - (34.3)%		(106,475,000)
Net assets applicable to common shares - 100.0%		$310,033,085

(a)	Non-income producing security.
(b)	Mandatory tender date is earlier than stated maturity date.
(c)	Refunded bond.
(d)	In default. Interest and/or scheduled principal payment(s) have been missed.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $7,129,502 representing 2.3% of net assets applicable to common shares.
(p)	Primary inverse floater.
(q)	Interest received was less than stated coupon rate.
(u)	Underlying security deposited into special purpose trust (“the trust”) by investment banker upon creation of self-deposited inverse floaters.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
MuniMae TE Bond Subsidiary LLC, 5.4%, 2049	10/14/04	$1,000,000	$720,040
% of Net assets applicable to common shares			0.2%

The following abbreviations are used in this report and are defined:

ARPS	Auction Rate Preferred Shares
COP	Certificate of Participation
ETM	Escrowed to Maturity
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
VMTPS	Variable Rate Municipal Term Preferred Shares

Portfolio of Investments (unaudited) – continued

Insurers
AGM	Assured Guaranty Municipal
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Assn.
GNMA	Government National Mortgage Assn.
NATL	National Public Finance Guarantee Corp.
PSF	Permanent School Fund
SYNCORA	Syncora Guarantee Inc.

Derivative Contracts at 1/31/13

Futures Contracts Outstanding at 1/31/13

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivative
Interest Rate Futures
U.S. Treasury Bond 30 yr (Short)	USD	80	$11,477,500	March - 2013	$486,595

At January 31, 2013, the fund had liquid securities with an aggregate value of $258,166 to cover any commitments for certain derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information

1/31/13 (unaudited)

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures contracts. The following is a summary of the levels used as of January 31, 2013 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$433,029,504	$—	$433,029,504
Mutual Funds	3,560,294	—	—	3,560,294
Total Investments	$3,560,294	$433,029,504	$—	$436,589,798

Other Financial Instruments
Futures Contracts	$486,595	$—	$—	$486,595

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$390,167,200
Gross unrealized appreciation	39,149,150
Gross unrealized depreciation	(9,052,139)
Net unrealized appreciation (depreciation)	$30,097,011

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Supplemental Information (unaudited) – continued

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	11,048,764	17,632,180	(25,120,650)	3,560,294

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$4,315	$3,560,294

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS MUNICIPAL INCOME TRUST

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President

Date: March 18, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President (Principal Executive Officer)

Date: March 18, 2013

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: March 18, 2013

*	Print name and title of each signing officer under his or her signature.